Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets [abstract]
Cash and cash equivalents		$ 466	$ 412
Accounts receivable		2,406	2,208
Income taxes receivable		18	33
Inventories		3,321	3,230
Prepaid expenses and deposits		1,004	855
Other current assets		120	123
Assets held for sale		105	0
Total current assets		7,440	6,861
Property, plant and equipment		7,091	6,818
Intangibles		518	566
Goodwill		2,228	2,095
Investments in associates and joint ventures		522	541
Other assets		58	48
Deferred income tax assets		85	34
Total assets		17,942	16,963
Current liabilities [abstract]
Short-term debt		867	604
Accounts payable		5,206	4,662
Income taxes payable		27	17
Current portion of long-term debt		11	110
Current portion of other provisions		63	59
Total current liabilities		6,174	5,452
Long-term debt	[1]	4,397	4,398
Post-employment benefits		142	141
Other provisions		522	322
Other liabilities		106	68
Deferred income tax liabilities		473	408
Total liabilities		11,814	10,789
Equity [abstract]
Share capital		1,776	1,766
Retained earnings		5,461	5,634
Accumulated other comprehensive loss		(1,116)	(1,231)
Equity holders of Agrium		6,121	6,169
Non-controlling interest		7	5
Total equity		6,128	6,174
Total		$ 17,942	$ 16,963

[1]	Debentures have various provisions that allow redemption prior to maturity, at our optio n, at specified prices.